Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Disposal of Subsidiaries [Abstract]
Disclosure of detailed information about carrying value of assets and liabilities in subsidiary or businesses acquired or disposed [Text Block]
The carrying amounts of the assets and liabilities of the subsidiaries disposed of by the Company were as follows:

Amounts
(In thousands)
Cash and cash equivalents	$203,607
Accounts receivable and other receivables	4,513
Other current assets	38,649
Property, plant and equipment	260,828
Other assets	54,397
Payable for equipment	(71,076)
Accrued expense and other current liabilities	(3,062)
Long-term borrowings	(84,187)
Net assets disposed of	$403,669